UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended June 30, 2001

Check here if Amendment (  );	Amendment Number:
This Amendment (Check only one.):	( ) is a restatement.
						( ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Capital Investment Services of America, Inc.
Address:	700 N. Water Street
		Suite 325
		Milwaukee, Wisconsin  53202

13F File Number: 28-1931

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Stephen H. Mortonson
Title:	Senior Vice President
Phone:	414-278-7744
Signature, Place, and Date of Signing:
Stephen H. Mortonson  Milwaukee, Wisconsin  July 20, 2001

Report Type (Check only one.):
(X) 13F Holdings Report.
( ) 13F Notice.
( ) 13F Combination Report.

Form 13F Summary Page

Report Summary:

Form 13F Information Table Entry Total:	51

Form 13F Information Table Value Total:	$599,697

Number of Other Included Managers:	0

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange
Act of 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS.                   com              002824100      446  9299.00 SH       SOLE                  9299.00
AFLAC INC COM                  com              001055102      212  6748.00 SH       SOLE                  6748.00
AMERICAN HOME PRODUCTS CORP    com              026609107      292  5000.00 SH       SOLE                  5000.00
AMERICAN INTL GRP              com              026874107    26565 308892.25SH       SOLE                308892.25
AOL TIME WARNER INC            com              00184a105      227  4290.00 SH       SOLE                  4290.00
APOLLO GROUP                   com              037604105    32964 776545.00SH       SOLE                776545.00
AUTOMATIC DATA PROCESSING      com              053015103    36533 735073.00SH       SOLE                735073.00
BERKSHIRE HATHAWAY CL B        com              846702074      306   133.00 SH       SOLE                   133.00
BP AMOCO PLC ADR               com              055622104      247  4960.00 SH       SOLE                  4960.00
BRISTOL-MYERS SQUIBB           com              110122108      289  5524.00 SH       SOLE                  5524.00
CINTAS CORP                    com              172908105    29130 629840.00SH       SOLE                629840.00
CITIGROUP INC                  com              172967101    13389 253382.40SH       SOLE                253382.40
COCA-COLA CO                   com              191216100     5412 120268.38SH       SOLE                120268.38
COX COMM INC CL A              com              224044107    16740 377874.00SH       SOLE                377874.00
ELAN PLC ADR                   com              284131208    32313 529719.00SH       SOLE                529719.00
EMC CORP                       com              268648102     5252 180801.00SH       SOLE                180801.00
EMERSON ELEC                   com              291011104    18816 311008.00SH       SOLE                311008.00
EXXON MOBIL CORP               com              30231g102     1346 15410.00 SH       SOLE                 15410.00
FEDL NATL MTG ASSOC            com              313586109      494  5810.00 SH       SOLE                  5810.00
FIRST DATA                     com              319963104      257  4000.00 SH       SOLE                  4000.00
FISERV                         com              337738108    21901 342306.00SH       SOLE                342306.00
GEMSTAR TV GUIDE               com              36866w106    13159 308886.00SH       SOLE                308886.00
GENERAL ELECTRIC               com              369604103    31336 642793.63SH       SOLE                642793.63
HARLEY DAVIDSON                com              412822108    20380 432881.88SH       SOLE                432881.88
HEWLETT-PACKARD                com              428236103      279  9750.00 SH       SOLE                  9750.00
ILLINOIS TOOL WORKS            com              452308109    17347 274040.00SH       SOLE                274040.00
IMMUNEX CORP                   com              452528102     3050 171845.00SH       SOLE                171845.00
IMS HEALTH INC                 com              449934108    13494 473468.53SH       SOLE                473468.53
INTEL CORP                     com              458140100      346 11826.00 SH       SOLE                 11826.00
J P MORGAN CHASE & CO.         com              46645h100      273  6119.00 SH       SOLE                  6119.00
JOHNSON & JOHNSON              com              478160104      396  7911.85 SH       SOLE                  7911.85
KOHLS CORP                     com              500255104      239  3810.00 SH       SOLE                  3810.00
MANPOWER INC WIS               com              56418h100     9948 332717.00SH       SOLE                332717.00
MARSHALL & ILSLEY              com              571834100      378  7020.00 SH       SOLE                  7020.00
MCLEODUSA INC CL A             com              582266102     1534 334200.00SH       SOLE                334200.00
MEDTRONIC INC                  com              585055106    35500 771573.05SH       SOLE                771573.05
MERCK & CO                     com              589331107    14482 226594.46SH       SOLE                226594.46
MICROSOFT CORP                 com              594918104    17123 234561.00SH       SOLE                234561.00
MOLEX INC                      com              608554101    22546 617189.72SH       SOLE                617189.72
NETWORK APPLIANCE              com              64120l104     1230 89775.00 SH       SOLE                 89775.00
NORTHERN TRUST                 com              665859104    15109 241740.00SH       SOLE                241740.00
OMNICOM GROUP INC              com              681919106    18817 218803.00SH       SOLE                218803.00
ORACLE CORPORATION             com              68389x105     3618 190432.00SH       SOLE                190432.00
PAYCHEX INC                    com              704326107    27199 679972.00SH       SOLE                679972.00
PFIZER INC                     com              717081103    40584 1013336.37SH      SOLE               1013336.37
SBC COMMUNICATIONS             com              78387g103      302  7547.00 SH       SOLE                  7547.00
SCHERING-PLOUGH                com              806605101     8532 235424.80SH       SOLE                235424.80
SYSCO CORP                     com              871829107    31325 1153773.09SH      SOLE               1153773.09
TELLABS INC                    com              879664100     7111 366943.00SH       SOLE                366943.00
US BANCORP DEL NEW             com              902973106      287 12603.00 SH       SOLE                 12603.00
WELLS FARGO & CO               com              949746101      640 13788.00 SH       SOLE                 13788.00